Other Intangible Assets, Net - Weighted Average Useful Life (Details) - Other intangible assets	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	7 years 4 months 24 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	7 years
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8 years 7 months 6 days
Merchant relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8 years 2 months 12 days
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	3 years 10 months 24 days
Covenants-Not-to-Compete
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	4 years 1 month 6 days
Database
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5 years
Trade association
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10 years
Favorable lease
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5 years 4 months 24 days